Share-Based Compensation (Share-based Compensation to Senior Management and Changyou Employees after Initial Public Offering) (Details) (ClassA Restricted Share Units to Executive Officers (Other than Chief Executive Officer) and Certain Key Employees after Changyou's Initial Public Offering [Member], USD $)
	12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2012 years	Dec. 31, 2011	Dec. 31, 2010	Apr. 21, 2009 Executive officers other than CEO [Member]	Dec. 31, 2012 Certain key employees [Member]	Dec. 31, 2011 Certain key employees [Member]	Dec. 31, 2010 Certain key employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted				1,200,000	10,000	252,200	27,000
Vesting period				4 years	4 years	4 years	4 years
Share-based compensation expense	$ 2,800,000	$ 3,500,000	$ 5,300,000
Unrecognized compensation expenses	1,600,000
Weighted average period over which unrecognized compensation expected to be recognized (Years)	0.95
Fair value of equity shares, vested in period	$ 4,600,000	$ 6,100,000	$ 4,900,000